Commitments - Additional Information (Details)	Aug. 27, 2022 USD ($)	Aug. 27, 2022 CNY (¥)	Mar. 31, 2023 LeaseAgreement
Disclosure of maturity analysis of operating lease payments [line items]
Number of remaining lease agreement | LeaseAgreement			1
Logico Shanghai
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease agreement term	1 year	1 year
Operating lease agreement commencement date	September 1, 2022	September 1, 2022
Monthly lease payment	$ 2,811	¥ 19,000
Security deposit | $	$ 5,875